Others - Credit and liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	$ 9,371	$ 8,779
Less than 1 year | Lease liabilities
Financial instruments
Non-derivative financial liabilities	255	456
Between 2-5 years | Financial liabilities designated as at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	3,207	259,230
Between 2-5 years | Lease liabilities
Financial instruments
Non-derivative financial liabilities	89	190
Between 2-5 years | Guarantee deposits received
Financial instruments
Non-derivative financial liabilities	25	28
Liquidity risk
Financial instruments
Money market position	$ 191,077	$ 78,391